Reserves (Details 3)		12 Months Ended
		Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 AUD ($) shares		Jun. 30, 2017 AUD ($) shares
Comp.Expense
Comp. Expense Beginning of the year		$ 1,753,954	$ 2,320,480
Comp. expense end of the year		$ 1,158,975	$ 1,753,954		$ 2,320,480
Warrants for ADRs [Member]
Number of Warrants
Number of Warrants Beginning of the year | shares
Expired | shares
Number of Warrants End of the year | shares
Comp.Expense
Comp. Expense Beginning of the year					$ 453,563
Comp. Expense, Expired
Comp. expense end of the year
Warrants for ADRs at Australian dollar 0.17 [Member]
Number of Warrants
Number of Warrants Beginning of the year | shares
Expired | shares
Number of Warrants End of the year | shares
Comp.Expense
Comp. Expense Beginning of the year	[1]
Comp. Expense, Expired					(453,563)
Comp. expense end of the year				[1]		[1]

[1]	Warrants exercisable at A$0.17 on or before February 25, 2016. These warrants expired without being exercised on February 25, 2016.